Other Non-Current Assets	12 Months Ended
Oct. 31, 2024
Other Non-Current Assets [Abstract]
OTHER NON-CURRENT ASSETS

NOTE 9 — OTHER NON-CURRENT ASSETS

Other non-current assets comprised of the following:

	October 31, 2024	October 31, 2023
Deferred Tax Asset	56,310	—
Lease deposits	407	7,138
Other deposits	—	2,744
Total, net	56,717	9,882